Employee Benefits	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Employee Benefits
    EMPLOYEE BENEFITS

Information related to the employee benefits were presented in Company's audited consolidated financial statement for the year ended December 31, 2019, Note 26.

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Payroll, profit sharing and bonuses	1,170,123	593,120	2,312,050	1,146,868
Pension Plan	45,468	22,831	89,581	43,605
Share-based payments (note 31.1)	41,500	16,029	76,387	26,903
Charges on restricted shares (note 31.1)	54,170	10,036	11,475	15,670
Health medical care, food, transportation and other benefits	144,805	63,131	291,956	120,311
Charges, taxes and social contributions	147,456	51,552	284,248	98,699
INSS	41,542	42,100	91,004	84,176
Total	1,645,064	798,799	3,156,701	1,536,232

27.1  Share-based Payment

Options granted in 2020

On March 27, 2020, the Company’s Board of Directors approved the new long-term stock-based incentive plans of the Company named “Co-investment Plan” and “Long-term Incentive Plan” for 2020.

The “Co-Investment Plan” consists in the grant of common shares of the Company to a group of employees that may invest part of their profit participation (up to 50%) in the purchase of shares so that the Company will assign the same number of shares for the amount invested by the beneficiary. The rights of the participants regarding the “Co-Investment Plan” shall only be fully acquired, to the extent that the participant remains continuously linked as an employee of the Company and its subsidiaries up to the 3rd anniversary of the date of the grant.

The “Long-Term Incentive Plan” consists of granting common shares of the Company to a group of employees and, unless otherwise determined by the Company’s Board of Directors, participants’ rights regarding the Performance Shares shall only be fully acquired, to the extent that: (i) the participant remains an employee of the Company and its subsidiaries until the 3rd anniversary of the grant date; and (ii) certain performance conditions are met. For certain participants, there is a special condition for item (i) above, in which 50% of the Performance Shares granted will be acquired on the 3rd anniversary of the grant date and the remaining 50% on the 4th anniversary of the grant date.

The variations in the number of outstanding stock options and their related weighted-average prices, as well as variations in the number of restricted stock are as follows:

Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option - R$	Options (thousands)
Balance on December 31, 2019	16.51	17,568
Related to Avon subsidiary – Business Combination (Note 4)	0.01	1,994
Expired	21.35	(72)
Exercised	26.35	(727)
Balance on June 30, 2020	16.29	18,763
Restricted shares (thousands)		Performance shares (thousands)
Balance on December 31, 2019	3,092	688
Granted	862	-
Expired	(22)	-
Exercised	(1,046)	(40)
Balance on June 30, 2020	2,886	648

Of the 18,763 thousand options existing as of June 30, 2020 (17,568 options on December 31, 2019) 2,312 options (604 options as on December 31, 2019) were exercised.

The expense related to the fair value of the options and restricted shares, including the charges related to restricted shares, recognized in the six-month period ended on June 30, 2020, according to the period elapsed for the acquisition of the right to exercise of options and restricted shares, was R$ 81,350 in the consolidated financial statements.

Options for buying outstanding shares and restricted shares at the period ended June 30, 2020 have the following due dates prices:

As of June 30, 2020 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value[1]	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 18, 2013	4 years of service as from the grant date	37.60	6.05	386	0.2	386
March 17, 2014	4 years of service as from the grant date	25.16	4.27	102	1.7	102
March 16, 2015	From 2 to 4 years of service as from the grant date	13.60	4.85 to 5.29	210	2.7	210
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.90	6.20 to 6.23	1,296	3.1	196
March 15, 2016	From 2 to 4 years of service as from the grant date	12.84	7.16 to 7.43	286	3.8	284
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	11.41	6.84 to 6.89	2,640	4.1	-
March 10, 2017	From 2 to 4 years of service as from the grant date	12.59	6.65 to 6.68	696	4.8	372
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.59	6.87 to 6.89	2,210	4.8	-
March 12, 2018	From 2 to 4 years of service as from the grant date	16.96	7.96 to 8.21	1,998	5.8	642
March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service as from the grant date	12.16 to 16.96	8.21 to 9.67	3,800	5.8	-
April 12, 2019	From 3 to 4 years of service as from the grant date	23.54	11.71 to 11.82	1,636	6.8	-
April 12, 2019 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.54	11.51 to 11.71	1,900	6.8	-
December 31, 2020 to May 9, 2017	1 year of service as from the grant date	0.01	19.80	65	-	65
March 14, 2018 to December 17, 2018	From 1 to 3 years of service as from the grant date	0.01	19.70	334	1.2	55
March 13, 2019 to December 16, 2019	From 1 to 3 years of service as from the grant date	0.01	19.58	1,204	0.4 a 2.2	-
				18,763		2,312

As of June 30, 2020 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value (R$)	Remaining contractual life (years)
March 10, 2017	From 2 to 4 years of service as from the grant date	206	11.69 to 12.51	0.7
March 12, 2018 – Plan I	From 2 to 4 years of service as from the grant date	470	15.18 to 15.9	0.7
March 12, 2018 – Plan II	From 0.4 to 2.4 years of service as from the grant date	90	15.76 to 16.49	0.1
March 12, 2018 – Plan III	From 1 to 3 years of service as from the grant date	74	15.54 to 16.27	0.8
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service as from the grant date	4	15.54 to 16.28	0.7
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service as from the grant date	50	12.24 to 13.13	0.7 to 1.7
April 12, 2019 – Plan I	From 2 to 4 years of service as from the grant date	814	21.62 to 22.53	0.7 to 2.8
April 12, 2019 – Plan II	From 1 to 3 years of service as from the grant date	312	22.14 to 22.85	0.7 to 1.7
March 27, 2020 - Co-Investment Plan	From 1 to 3 years of service as from the grant date	866	29.00	3
		2,886

As of June 30, 2020 – Performance shares

Grant date	Right acquisition conditions	Existing stock (thousands)	Fair value (R$)	Remaining contractual life (years)	Vested stock (thousands)
May 21, 2019	From 3 to 4 years of service as from the grant date and if the performance conditions are met	648	23.10 to 45.70	3.0 to 4.0	-
		648			-

As of June 30, 2020, the market price was R$ 39.90 already considering the stock split (R$ 38.67 on December 31, 2019) per share.